Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	62 Months Ended		105 Months Ended		107 Months Ended	113 Months Ended		116 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025 [7]	Dec. 31, 2025		Dec. 31, 2025 [2]
American Funds Emerging Markets Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	11.58%	1.32%								3.80%
American Funds Emerging Markets Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	14.03%	1.36%						3.31%	[3]
American Funds Emerging Markets Bond Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	13.32%	1.86%			3.75%	[4]
American Funds Emerging Markets Bond Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class F-1
Average Annual Return, Percent	[1]	15.90%	2.12%						3.95%	[5]
American Funds Emerging Markets Bond Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class F-2
Average Annual Return, Percent	[1]	16.21%	2.39%						4.22%	[6]
American Funds Emerging Markets Bond Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class F-3
Average Annual Return, Percent	[1]	16.33%	2.51%					4.56%
American Funds Emerging Markets Bond Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	11.81%	1.37%						3.53%	[8]
American Funds Emerging Markets Bond Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	13.98%	1.31%						3.54%	[9]
American Funds Emerging Markets Bond Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class 529-E
Average Annual Return, Percent	[1]	15.62%	1.88%						3.73%	[10]
American Funds Emerging Markets Bond Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	13.26%	1.79%			3.68%	[11]
American Funds Emerging Markets Bond Fund - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class 529-F-1
Average Annual Return, Percent	[1]	16.11%	2.30%						4.15%	[12]
American Funds Emerging Markets Bond Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class 529-F-2
Average Annual Return, Percent	[1]	16.20%	2.39%	4.02%	[13]
American Funds Emerging Markets Bond Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class 529-F-3
Average Annual Return, Percent	[1]	16.25%	2.43%	4.07%	[14]
American Funds Emerging Markets Bond Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class R-1
Average Annual Return, Percent	[1]	15.21%	1.54%						3.43%	[15]
American Funds Emerging Markets Bond Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class R-2
Average Annual Return, Percent	[1]	15.14%	1.48%						3.33%	[16]
American Funds Emerging Markets Bond Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class R-2E
Average Annual Return, Percent	[1]	15.70%	1.94%						3.82%	[17]
American Funds Emerging Markets Bond Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class R-3
Average Annual Return, Percent	[1]	15.61%	1.86%						3.72%	[18]
American Funds Emerging Markets Bond Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class R-4
Average Annual Return, Percent	[1]	15.92%	2.16%						4.00%	[19]
American Funds Emerging Markets Bond Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class R-5E
Average Annual Return, Percent	[1]	16.20%	2.45%						4.31%	[20]
American Funds Emerging Markets Bond Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class R-5
Average Annual Return, Percent	[1]	16.29%	2.48%						4.30%	[21]
American Funds Emerging Markets Bond Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class R-6
Average Annual Return, Percent	[1]	16.33%	2.51%						4.32%	[22]
Without Sales Load [Member] | American Funds Emerging Markets Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	15.88%	2.10%								4.21%
Without Sales Load [Member] | American Funds Emerging Markets Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	15.03%	1.36%						3.31%	[3]
Without Sales Load [Member] | American Funds Emerging Markets Bond Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	16.19%	2.38%			4.04%	[4]
Without Sales Load [Member] | American Funds Emerging Markets Bond Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	15.87%	2.09%						3.92%	[8]
Without Sales Load [Member] | American Funds Emerging Markets Bond Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	14.98%	1.31%						3.54%	[9]
Without Sales Load [Member] | American Funds Emerging Markets Bond Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	16.12%	2.31%			3.98%	[11]
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent	[23]	8.17%	(2.15%)	(1.48%)	[13],[14]	1.00%	[4],[11]	1.14%	0.34%	[3],[5],[6],[8],[9],[10],[12],[15],[16],[17],[18],[19],[20],[21],[22]	0.72%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20%
Average Annual Return, Percent	[23]	15.63%	1.63%	2.94%	[13],[14]	3.18%	[4],[11]	3.52%	3.19%	[3],[5],[6],[8],[9],[10],[12],[15],[16],[17],[18],[19],[20],[21],[22]	3.61%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified
Average Annual Return, Percent	[23]	16.79%	1.48%	2.86%	[13],[14]	3.05%	[4],[11]	3.41%	3.05%	[3],[5],[6],[8],[9],[10],[12],[15],[16],[17],[18],[19],[20],[21],[22]	3.37%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class A shares were first offered on April 22, 2016.
[3]	Class C shares were first offered on July 29, 2016.
[4]	Class T shares were first offered on April 7, 2017.
[5]	Class F-1 shares were first offered on July 29, 2016.
[6]	Class F-2 shares were first offered on July 29, 2016.
[7]	Class F-3 shares were first offered on January 27, 2017.
[8]	Class 529-A shares were first offered on July 29, 2016.
[9]	Class 529-C shares were first offered on July 29, 2016.
[10]	Class 529-E shares were first offered on July 29, 2016.
[11]	Class 529-T shares were first offered on April 7, 2017.
[12]	Class 529-F-1 shares were first offered on July 29, 2016.
[13]	Class 529-F-2 shares were first offered on October 30, 2020.
[14]	Class 529-F-3 shares were first offered on October 30, 2020.
[15]	Class R-1 shares were first offered on July 29, 2016.
[16]	Class R-2 shares were first offered on July 29, 2016.
[17]	Class R-2E shares were first offered on July 29, 2016.
[18]	Class R-3 shares were first offered on July 29, 2016.
[19]	Class R-4 shares were first offered on July 29, 2016.
[20]	Class R-5E shares were first offered on July 29, 2016.
[21]	Class R-5 shares were first offered on July 29, 2016.
[22]	Class R-6 shares were first offered on July 29, 2016.
[23]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.